Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 13, 2022
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Growth Strategies Fund	8/1/2022
On September 9, 2022, the Fund's Board of Trustees approved certain changes to the Fund's principal investment strategies and the addition of J.P. Morgan Investment Management Inc. (JPMIM) as subadviser to manage a portion of the Fund's assets effective on or about October 3, 2022 (the Effective Date). As a result, on the Effective Date, Thomas Galvin, Richard Carter and Todd Herget of Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), no longer serve as portfolio managers of the Fund and JPMIM assumes day-to-day management of a portion of the Fund's portfolio. As of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The last paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's prospectus and in the Summary prospectus is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund. Columbia Management is responsible for providing day-to-day portfolio management of a liquidity strategy sleeve of the Fund and is also responsible for oversight of the Fund’s subadvisers.
The Fund’s subadvisers are J.P. Morgan Investment Management Inc. (JPMIM), Loomis, Sayles & Company, L.P. (Loomis Sayles) and Los Angeles Capital Management LLC (Los Angeles Capital). One or more of the Fund’s subadvisers use quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.

Multi-Manager Growth Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 13, 2022
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Growth Strategies Fund	8/1/2022
On September 9, 2022, the Fund's Board of Trustees approved certain changes to the Fund's principal investment strategies and the addition of J.P. Morgan Investment Management Inc. (JPMIM) as subadviser to manage a portion of the Fund's assets effective on or about October 3, 2022 (the Effective Date). As a result, on the Effective Date, Thomas Galvin, Richard Carter and Todd Herget of Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), no longer serve as portfolio managers of the Fund and JPMIM assumes day-to-day management of a portion of the Fund's portfolio. As of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The last paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's prospectus and in the Summary prospectus is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund. Columbia Management is responsible for providing day-to-day portfolio management of a liquidity strategy sleeve of the Fund and is also responsible for oversight of the Fund’s subadvisers.
The Fund’s subadvisers are J.P. Morgan Investment Management Inc. (JPMIM), Loomis, Sayles & Company, L.P. (Loomis Sayles) and Los Angeles Capital Management LLC (Los Angeles Capital). One or more of the Fund’s subadvisers use quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.